Segment Reporting - Schedule of Significant Expense Categories Regularly Reviewed by the CODM (Details) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Significant Expense Categories Regularly Reviewed By The CODMAbstract
Net revenues		$ 78		$ 68		$ 124	$ 127	$ 225	$ 316
Costs and operating expenses:
Cost of goods sold								742	789
Research and development		2,485		2,591		5,233	4,951	10,179	8,956
Sales and marketing		361		497		719	822	1,734	1,666
General and administrative		2,068		1,587		3,889	3,691	6,826	7,264
Total costs and operating expenses		5,148		4,920		10,301	9,862	19,481	18,675
Operating loss		(5,070)		(4,852)		(10,177)	(9,735)	(19,256)	(18,359)
Other segment items	[1]							(697)	(11,617)
Interest expense, related party								(816)
Other income		(1)		(8)		(12)	(23)	(26)	54
Total other income (expense), net		(620)		905		(511)	(482)	(1,539)	(11,563)
Net loss		$ (5,690)	$ (4,998)	$ (3,947)	$ (6,270)	$ (10,688)	$ (10,217)	$ (20,795)	$ (29,922)

[1]	Other segment items include the change in fair value of convertible notes payable (related party), change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, change in fair value of forward purchase agreement warrant liability due to modification, and change in fair value of publicly traded warrant liability.